             As filed with the Securities and Exchange Commission

                             on December 28, 2000

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /   x   /
                                                                -------

 Pre-Effective Amendment No. /____/        Post-Effective Amendment No. /____/

                       SCUDDER INTERNATIONAL FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                   345 Park Avenue, New York, New York 10154
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

      Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
      Scudder Kemper Investments, Inc.            Dechert
      Two International Place                     Ten Post Office Square - South
      Boston, MA 02110-4103                       Boston, MA 02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                   Shares of Capital Stock ($.01 par value)
       of Scudder Pacific Opportunities Fund, a series of the Registrant

________________________________________________________________________________

   It is proposed that this filing will become effective on January 27, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                           KEMPER ASIAN GROWTH FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Kemper Asian Growth Fund (the "Fund") will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 15, 2001, at 4:00 p.m., Eastern time, for the following purposes:

     Proposal 1:  To elect Trustees of the Fund.
     Proposal 2:  To approve an Agreement and Plan of Reorganization for the
                  Fund (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Pacific Opportunities Fund, (ii) each shareholder of the Fund would receive shares of Scudder Pacific Opportunities Fund of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.
     Proposal 3:  To ratify the selection of Ernst & Young LLP as the independent auditors for the Fund for the Fund's current fiscal year.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                 By Order of the Board,

                                 /s/ Philip J. Collora

                                 Philip J. Collora
                                 Secretary
March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION..............................................................    __

PROPOSAL 1:  ELECTION OF TRUSTEES.........................................    __

PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.............    __

             SYNOPSIS.....................................................    __

             PRINCIPAL RISK FACTORS.......................................    __

             THE PROPOSED TRANSACTION.....................................    __

PROPOSAL 3:  RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
             AUDITORS.....................................................    __

ADDITIONAL INFORMATION....................................................    __

                           PROXY STATEMENT/PROSPECTUS
                                March [  ], 2001
                  Relating to the acquisition of the assets of
                            KEMPER ASIAN GROWTH FUND
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                               (800) [          ]
                           --------------------------

               by and in exchange for shares of capital stock of
                      SCUDDER PACIFIC OPPORTUNITIES FUND,
                              a separate series of
         SCUDDER INTERNATIONAL FUND, INC. (the "Acquiring Corporation")
                                345 Park Avenue
                            New York, New York 10154
                                (800) [        ]

                           --------------------------

                                  INTRODUCTION

          This Proxy Statement/Prospectus is being furnished to shareholders of Kemper Asian Growth Fund (the "Fund") in connection with three proposals. Proposal 1 describes the election of Trustees and Proposal 3 proposes the ratification of the selection of the Fund's auditors.

          In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Pacific Opportunities Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of capital stock of Scudder Pacific Opportunities Fund and the assumption by Scudder Pacific Opportunities Fund of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Pacific Opportunities Fund received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder Pacific Opportunities Fund and will receive shares of Scudder Pacific Opportunities Fund in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about May 28, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          Proposals 1 and 2 arise out of a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), the investment manager of both the Fund and Scudder Pacific Opportunities Fund, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments,

Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Kemper Funds shareholders.

          Scudder Pacific Opportunities Fund is a diversified series of shares of capital stock of the Acquiring Corporation, which is an open-end management investment company organized as a Maryland corporation. The Fund, which is also diversified, is the only active series of shares of beneficial interest of Kemper Asian Growth Fund (the "Acquired Trust"), an open-end management investment company organized as a Massachusetts business trust.

          In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder Pacific Opportunities Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken either by the Acquired Trust or the Acquiring Corporation, on behalf of the applicable Fund.

          This Proxy Statement/Prospectus sets forth concisely the information about Scudder Pacific Opportunities Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Pacific Opportunities Fund, see Scudder Pacific Opportunities Fund's prospectus dated March 1, 2001, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated March 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

          Also incorporated herein by reference is Scudder Pacific Opportunities Fund's statement of additional information dated March 1, 2001, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Pacific Opportunities Fund at the telephone number or address listed above. A Statement of Additional Information, dated March [ ], containing additional information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder Pacific Opportunities Fund at the telephone number or address listed above. Shareholder inquiries regarding Scudder Pacific
Opportunities Fund may be made by calling (800) [          ] and shareholder
inquiries regarding the Fund may be made by calling (800) [          ]. The
information contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

          The Board of Trustees that oversees the Fund is soliciting proxies from shareholders of the Fund for the Special Meeting of Shareholders to be held on May 15, 2001, at Scudder Kemper's offices, 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:00 p.m. (Eastern time), and at any and all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

          The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1:  ELECTION OF TRUSTEES

          At the Meeting, shareholders will be asked to elect eleven individuals to constitute the Board of Trustees to oversee the Fund. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the current Board of Directors of the Acquiring Corporation will oversee the operations of the combined fund (see "Synopsis - Other Differences Between the Funds" under Proposal 2).

          As discussed further below, Scudder Kemper commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connection with that initiative, the Independent Trustees (as defined below) of the two separate boards of Kemper Funds proposed to consolidate into a single board. The eleven individuals who have been nominated for election as Trustees of the Fund were nominated after careful consideration by the present Board of Trustees. The nominees are listed below. Seven of the nominees are currently Trustees of the Fund and three of the nominees are currently trustees or directors of other Kemper Funds. One of the nominees, although not currently a trustee or director of any Kemper Fund, is a senior executive officer of Scudder Kemper. These eleven nominees are also being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects an effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and Scudder Kemper.

          The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on July 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

-------------------------------------------------------------------------------
                                                                 Year First
Name  (Date of Birth), Principal Occupation and Affiliations   Became a Board
                                                                   Member
--------------------------------------------------------------------------------

John W. Ballantine (2/16/46),/(1)/ Retired; formerly, First
 Chicago NBD Corporation/The First National Bank of Chicago:        1999
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                 Year First
Name (Date of Birth), Principal Occupation and Affiliations    Became a Board
                                                                   Member
--------------------------------------------------------------------------------
1996-1998 Executive Vice President and Chief Risk
Management Officer; 1995-1996 Executive Vice President and
Head of International Banking.
-------------------------------------------------------------------------------
Lewis A. Burnham (1/8/33),/(1)/ Retired; formerly, Partner,
Business Resources Group; formerly, Executive Vice
President, Anchor Glass Container Corporation.                       1996
-------------------------------------------------------------------------------
Linda C. Coughlin (1/1/52),*/(2)/ Managing Director, Scudder
Kemper                                                               2000
-------------------------------------------------------------------------------
Donald L. Dunaway (3/8/37),/(1)/ Retired; formerly, Executive
Vice President, A.O. Smith Corporation (diversified
manufacturer).                                                       1996
-------------------------------------------------------------------------------
James R. Edgar (7/22/46),/(3)/ Distinguished Fellow,            Nominee
University of Illinois Institute of Government and Public
Affairs; Director, Kemper Insurance Companies (not
affiliated with the Kemper Funds); formerly, Governor,
State of Illinois.
-------------------------------------------------------------------------------
William F. Glavin 8/30/58,* Managing Director, Scudder        Nominee
Kemper
-------------------------------------------------------------------------------
Robert B. Hoffman (12/11/36),/(1)/ Retired; formerly,
Chairman, Harnischfeger Industries, Inc.  (machinery for
the mining and paper industries); formerly, Vice Chairman
and Chief Financial Officer, Monsanto Company
(agricultural, pharmaceutical and nutritional/food
products); formerly, Vice President, Head of International
Operations, FMC Corporation (manufacturer of machinery and
chemicals); Director, Harnischfeger Industries, Inc.                 1996
-------------------------------------------------------------------------------
Shirley D. Peterson (9/3/41),/(1)/ Retired; formerly,
President, Hood College; formerly, Partner, Steptoe &
Johnson (attorneys); prior thereto, Commissioner, Internal
Revenue Service; prior thereto, Assistant Attorney General
(Tax), U.S. Department of Justice; Director, Bethlehem
Steel Corp.                                                          1996
-------------------------------------------------------------------------------
Fred B. Renwick (2/1/30),/(3)/ Professor of Finance, New York   Nominee
University, Stern School of Business; Director, the
Wartburg Foundation; Chairman, Investment Committee of
Morehouse College Board of Trustees; Director, American
Bible Society Investment Committee; previously member of
the Investment Committee of Atlanta University Board of
Trustees; formerly Director of Board of Pensions
Evangelical Lutheran Church in America.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Year First
                                                                    Became a
 Name (Date of Birth), Principal Occupation and Affiliations          Board
                                                                      Member
--------------------------------------------------------------------------------
 William P. Sommers (7/22/33),/(1)/ Consultant and Director,
 SRI
 Consulting; prior thereto, President and Chief Executive
 Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical
 information and educational service provider); prior thereto,
 Senior Vice President and Director, Booz, Allen & Hamilton Inc.
 (management consulting firm); Director, PSI Inc., Evergreen
 Solar, Inc. and Litton Industries.                                    1996
--------------------------------------------------------------------------------
 John G. Weithers (8/8/33),/(3)/ Formerly, Chairman of the Board      Nominee
 and Chief Executive Officer, Chicago Stock Exchange; Director,
 Federal Life Insurance Company; President of the Members of
 the Corporation and Trustee, DePaul University.
--------------------------------------------------------------------------------

* Interested person of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
(1) Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by Scudder Kemper.
(2) Ms. Coughlin serves as a board member of 52 investment companies with 97 portfolios managed by Scudder Kemper.
(3) Messrs. Edgar, Renwick and Weithers serve as board members of 16 investment companies with 58 portfolios managed by Scudder Kemper.

Trustees Not Standing for Re-Election:

--------------------------------------------------------------------------------
                                              Present Office with the Fund;
                                           Principal Occupation or Employment
 Name (Date of Birth)                                and Directorships
 ====================                                =================
--------------------------------------------------------------------------------

 Donald R. Jones (1/17/30)              Trustee; Retired; Director, Motorola,
                                        Inc. (manufacturer of electronic
                                        equipment and components); formerly,
                                        Executive Vice President and Chief
                                        Financial Officer, Motorola, Inc.

--------------------------------------------------------------------------------

 Thomas W. Littauer (4/26/55)*          Chairman, Trustee and Vice President;
                                        Managing Director, Scudder Kemper;
                                        formerly, Head of Broker Dealer Division of Putnam Investment Management;
                                        formerly, President of Client Management
                                        Services for Fidelity Investments.

--------------------------------------------------------------------------------

*    Interested person of the Fund, as defined in the 1940 Act.

     Appendix 1 lists the number of shares of the Fund owned directly or beneficially by the Trustees and by the nominees for election.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. The board that is proposed for election at this Meeting is comprised of two individuals who are considered "interested" Trustees, and nine individuals who have no affiliation with Scudder Kemper and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, more than 75% will be Independent Trustees. The Independent Trustees have been selected and nominated solely by the current Independent Trustees of the Fund.

     The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters, and regularly meet privately with their counsel.

     Currently, the Board of Trustees has an Audit Committee and a Nominating and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and a Contract Renewal Committee. During calendar year 2000, the Board of Trustees met eight times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit Committee

     The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently, the members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Donald R. Jones. The Audit Committee held five meetings during calendar year 2000.

Nominating and Governance Committee

     The Board of Trustees has a Nominating and Governance Committee, comprised of only Independent Trustees, that seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The Nominating and Governance Committee has a written charter that delineates the committee's duties and powers. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Fund. Currently, the members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), John W. Ballantine, Shirley D. Peterson and William P. Sommers. The Nominating and Governance Committee held one meeting during calendar year 2000.

Officers

     The following persons are officers of the Fund:

---------------------------------------------------------------------------------------------------------------------
                                      Present Office with the Fund;
                                        Principal Occupation or
  Name (Date of Birth)                        Employment                        Year First Became an Officer/1/
  ====================                        ==========                        ============================
----------------------------------------------------------------------------------------------------------------------
 Mark S. Casady (9/21/60)             President; Managing Director,                         1998
                                      Scudder Kemper; formerly,
                                      Institutional Sales Manager of an
                                      unaffiliated mutual fund distributor.
----------------------------------------------------------------------------------------------------------------------
 Thomas W. Littauer (4/26/55)         Vice President, Chairman and Trustee;                 1998
                                      Managing Director, Scudder Kemper;
                                      formerly, Head of Broker Dealer
                                      Division of an unaffiliated investment
                                      management firm during 1997; prior
                                      thereto, President of Client
                                      Management Services of an unaffiliated
                                      investment management firm from 1991 to
                                      1996.
----------------------------------------------------------------------------------------------------------------------
 Philip J. Collora (11/15/45)         Vice President and Secretary;                         1996
                                      Attorney, Senior Vice President,
                                      Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 Kathryn L. Quirk (12/3/52)           Vice President; Managing                              1998
                                      Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 William F. Truscott (9/14/60)        Vice President; Managing                              2000
                                      Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 Theresa Gusman (2/29/60)             Vice President; Senior Vice President,                1999
                                      Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 Tien Yu Sieh (9/26/69)               Vice President; Senior Vice President,                2000
                                      Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 Linda J. Wondrack (9/12/64)          Vice President; Senior Vice                           1998
                                      President, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 John R. Hebble (6/27/58)             Treasurer; Senior Vice President,                     1998
                                      Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------
 Maureen E. Kane (2/14/62)            Assistant Secretary; Vice President,                  1998
                                      Scudder Kemper; formerly, Assistant
                                      Vice President of an unaffiliated
                                      investment management firm; prior
                                      thereto, Associate Staff Attorney of
                                      an unaffiliated
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                      Present Office with the Fund;
                                        Principal Occupation or
  Name (Date of Birth)                        Employment                        Year First Became an Officer/1/
  ====================                        ==========                        ============================
----------------------------------------------------------------------------------------------------------------------
                                      investment
                                      management firm, and Associate,
                                      Peabody & Arnold (law firm).
----------------------------------------------------------------------------------------------------------------------
 Caroline Pearson (4/1/62)            Assistant Secretary; Senior Vice                        1998
                                      President, Scudder Kemper;
                                      formerly, Associate, Dechert
                                      Price & Rhoads (law firm) 1989 to
                                      1997.
----------------------------------------------------------------------------------------------------------------------
 Brenda Lyons (2/21/63)               Assistant Treasurer; Senior Vice                        1998
                                      President, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------------

1 The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold offices as the Trustees permit in accordance with the By-laws of the Fund.

Compensation of Trustees and Officers

     The Fund pays the Independent Trustees a monthly retainer and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. Scudder Kemper supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Fund makes no direct payments to them.

     To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. Independent Trustees of the Fund are not entitled to benefits under any pension or retirement plan. However, the Board of each Kemper Fund determined that, particularly given the benefits that would accrue to the Kemper Funds from the restructuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with Scudder Kemper agreeing to bear one-half of the cost of such benefit, given that Scudder Kemper also benefits from administrative efficiencies of a consolidated board. Mr. Jones, an Independent Trustee of the Fund who is not standing for re-election, will receive such a one-time benefit. The amount received on behalf of each fund for which he serves as a trustee ranges from $1,071 to $8,078.

     The following Compensation Table provides in tabular form the following data:

     Column (1) All Trustees who receive compensation from the Fund.

     Column (2) Aggregate compensation received by each Trustee from the Fund during calendar year 2000.

     Column (3) Total compensation received by each Trustee from funds advised by Scudder Kemper (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

----------------------------------------------------------------------------------------------------
                                  Aggregate Compensation              Total Compensation From
 Name of Trustee                  from Fund                           Fund Complex/(2)(3)/
 ---------------                  ---------                           ------------
 John W. Ballantine                $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------
 Lewis A. Burnham                  $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------
 Donald L. Dunaway/(1)/            $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------
 Robert B. Hoffman                 $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------
 Donald R. Jones                   $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------
 Shirley D. Peterson               $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------
 William P. Sommers                $  [  ]                            $  [  ]
----------------------------------------------------------------------------------------------------

/(1)/ Includes deferred fees. Pursuant to deferred compensation agreements with the Fund, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway are $_______.

/(2)/ Includes compensation for service on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds. Each Trustee currently serves on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds.

/(3)/ Aggregate compensation does not reflect amounts paid to the Trustees for special meetings in connection with the Scudder Kemper restructuring initiative. Such amounts totaled [$_______, $_______, $_______, $_______, $_______, $_______
and $_______ for Messrs. Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson,] respectively.


                 The Board of Trustees unanimously recommends that the shareholders of the Fund vote FOR each nominee.

                      PROPOSAL 2:  APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.   SYNOPSIS

Introduction

     The Board of Trustees, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Pacific Opportunities Fund in exchange for Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and
(c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder Pacific Opportunities Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund. Immediately after the Reorganization, each shareholder of the Fund will hold shares of the class of shares of Scudder Pacific Opportunities Fund that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

     Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class A, Class B and Class C shareholders of Scudder Pacific Opportunities Fund following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

     The Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Kemper Funds.

     Most of the Scudder Funds have recently adopted a new fee structure for certain administrative services. Under this fee structure, in exchange for payment by a fund of a single administrative fee rate, Scudder Kemper provides or pays for substantially all services that the fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. This administrative fee enables investors to determine with greater certainty the expense level that a fund will experience, and, for the term of the administration agreement, transfers substantially all of the risk of increased costs to Scudder Kemper. Likewise, Scudder Kemper receives all of the benefits of economies of scale from increases in asset size or decreased operating expenses. Scudder Pacific Opportunities Fund has implemented such an administrative fee, as described in "Administrative Fee" below. As part of the restructuring effort, Scudder Kemper has proposed extending this administrative fee structure to those funds currently offered under the Kemper name.

     The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

     Since receiving Scudder Kemper's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . The fixed fee rate under the Administration Agreement is expected to be less than the estimated current applicable operating expenses the Fund would otherwise pay.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay the estimated costs of the Reorganization allocated to Class A shares and a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

     . the Reorganization is in the best interests of the Fund and its shareholders; and

     . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This section will help you compare the investment objectives and policies of the Fund and Scudder Pacific Opportunities Fund. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

     The investment objectives, policies and restrictions of the Funds are similar. Some differences do exist. The investment objective of each Fund is to seek long-term growth of capital. There can be no assurance that either Fund will achieve its investment objective.

     Each fund invests a required percentage of its assets in certain regions; however, those required percentages and regions vary. Scudder Pacific Opportunities Fund seeks to achieve its investment objective by investing at least 65% of its total assets in Pacific Basin common stocks and other equities (equities that are traded mainly on Pacific Basin markets, issued by companies organized under the laws of a Pacific Basin country or issued by any company with more than half of its business in the Pacific Basin). Examples of Pacific Basin countries include China, Malaysia, Sri Lanka, Australia and India. Scudder Pacific Opportunities Fund generally intends to focus on common stocks from the region's smaller emerging markets and does not invest in Japan. The Fund invests at least 85% of its total assets in common stocks and other Asian equities (equities that are issued by companies organized under the laws of an Asian country or traded mainly on Asian markets and do more than half of their business in Asia). The Fund generally focuses on emerging Asian markets, such as China, Indonesia, Korea and Thailand.

     Both Funds have the same lead portfolio manager. Each Fund's portfolio management team follows a substantially similar process in analyzing investment opportunities. In choosing stocks for each Fund, the Investment Manager uses a combination of bottom-up research, growth orientation, and analysis of regional themes. Each Fund will normally sell a stock when the Investment Manager believes its price is unlikely to go much higher, other investments offer better opportunities or when adjusting its emphasis on a given country. In addition, Scudder Pacific Opportunities Fund will normally sell a stock when its fundamentals have deteriorated and the Fund will normally sell a stock to adjust its exposure to a given industry. Although each Fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the Investment Manager does not expect to use them as principal investments for either Fund, and might not use them at all.

     While most of each Fund's equity investments are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. Scudder Pacific Opportunities Fund may invest up to 35% of its total assets in foreign or domestic debt securities in the top three credit grades, or in non-Pacific Basin equities (excluding Japan). The Fund may invest only up to 15% of its total assets in debt securities, which may be of any issuer or any credit quality (including junk bonds; i.e., those rated grade BB and below), or in non-Asian equities. Unlike the Fund, Scudder Pacific Opportunities Fund may not invest in Japan.

     The Funds' fundamental investment restrictions, as set forth under "Investment Restrictions" in each Fund's statement of additional information, are identical. Fundamental investment restrictions may not be changed without the approval of Fund shareholders. The Funds' non-fundamental investment restrictions (i.e., those changeable by the Board without shareholder approval), as set forth under "Investment Restrictions" in each Fund's statement of additional information, are identical, except that: (i) Scudder Pacific Opportunities Fund may not lend portfolio securities in an amount greater than 5% of its total assets, while the Fund may not lend portfolio securities in an amount greater than one third of its total assets, and (ii) the Fund (but not Scudder Pacific Opportunities Fund) has a stated non-fundamental investment restriction limiting the Fund's investments in illiquid securities to no more than 15% of its net assets. Both Funds are, however, subject to such a restriction pursuant to applicable regulation. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Scudder Pacific Opportunities Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended October 31, 2000 was 134%. The portfolio turnover rate for the Fund for the fiscal year ended November 30, 2000 was [ ]%. A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Comparative Considerations

     The portfolio characteristics of the combined Fund after the Reorganization will reflect the blended characteristics of the Fund and Scudder Pacific Opportunities Fund. The following characteristics are as of ________, 2000 for both Funds and also reflect the blended characteristics of both Funds after the Reorganization as of that same date.

                           Portfolio Composition (1)
                              As a % of Net Assets

----------------------------------------------------------------------------------------------------
                         % in        % in          % in        % in          % in       Average
                         Asian       Non-Asian     Pacific     Non-Asian     Bonds      Market-Cap
                         Equities    Equities      Basin       and Non-                   ($)
                                                   Equities    Pacific
                                                               Basin
                                                               Equities
----------------------------------------------------------------------------------------------------
Fund
----------------------------------------------------------------------------------------------------
Scudder Pacific
Opportunities Fund
----------------------------------------------------------------------------------------------------
Pro Forma (Combined) (2)
----------------------------------------------------------------------------------------------------

(1) The Fund normally invests at least 85% of its total assets in common stocks and other Asian equities (equities that are issued by companies organized under the laws of an Asian country or traded mainly on Asian markets and do more than half of their business in Asia). The Fund generally intends to focus on emerging Asian markets, such as China, Indonesia, Korea, and Thailand. Scudder Pacific Opportunities Fund normally invests at least 65% of its total assets in Pacific Basin common stocks and other equities (equities that are traded mainly by companies organized under the laws of a Pacific Basin country or issued by any company with more than half of its business in the Pacific Basin). Examples of Pacific Basin countries include China, Malaysia, Sri Lanka, Australia and India. For more information, see "Investment Objectives, Policies and Restrictions of the Funds."

(2) Reflects the blended characteristics of the Fund and Scudder Pacific Opportunities Fund as of ________, 2000.

Performance

     The following table shows how the returns of the Fund and Scudder Pacific Opportunities Fund over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]

     For management's discussion of Scudder Pacific Opportunities Fund's performance for the fiscal year ended October 31, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. Scudder Kemper is a Delaware corporation located at 345 Park Avenue, New York, New York 10154-0010.

     Pursuant to separate contracts, each Fund pays the Investment Manager an investment management fee, although the fee rates differ. As of October 31, 2000, Scudder Pacific Opportunities Fund had total net assets of $104,770,568. For the fiscal year ended October 31, 2000, Scudder Pacific Opportunities Fund paid the Investment Manager a fee of 1.10% of its average daily net assets.

     Unlike the fee paid by Scudder Pacific Opportunities Fund, the fee paid by the Fund is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. However, the Investment Manager has contractually agreed to cap the Fund's total operating expenses expressed as a percentage of average daily net assets at 2.20%, 2.78% and 2.80% for Class A, Class B and Class C shares, respectively, through February 28, 2002. As of November 30, 2000, the Fund had
total net assets of $[       ].  For the fiscal year ended November 30, 2000,
the Fund paid the Investment Manager a fee of [      ]% of its average daily
net assets.

     Currently the fee schedules for the Fund and Scudder Pacific Opportunities Fund are as follows:

----------------------------------------------         ------------------------------------------
                     Fund                                  Scudder Pacific Opportunities Fund
                     ----                                  ----------------------------------
----------------------------------------------
                                                       ------------------------------------------
   Average Daily Net Assets        Fee Rate              Average Daily Net Assets       Fee Rate
   ------------------------        --------              ------------------------       --------
----------------------------------------------         ------------------------------------------
First $250 million                   0.85%             First $500 million                 1.10%
----------------------------------------------         ------------------------------------------
Next $750 million                    0.82%             Over $500 million                  1.05%
----------------------------------------------         ------------------------------------------
Next $1.5 billion                    0.80%
----------------------------------------------
Next $2.5 billion                    0.78%
----------------------------------------------
Next $2.5 billion                    0.75%
----------------------------------------------
Next $2.5 billion                    0.74%
----------------------------------------------
Next $2.5 billion                    0.73%
----------------------------------------------
Over $12.5 billion                   0.72%
----------------------------------------------         ------------------------------------------

     Scudder Kemper has proposed that Scudder Pacific Opportunities Fund adopt the lower fee schedule of the Fund stated in the table above. The effectiveness of the new investment management agreement for Scudder Pacific Opportunities Fund and the Closing are contingent upon each other.

Based upon the Fund's average net assets for the twelve months ended September 30, 2000, the effective advisory fee rate for the Fund is 0.85%. Based upon each Fund's average net assets for the twelve months ended September 30, 2000, the effective advisory fee rate for Scudder Pacific Opportunities Fund after the Reorganization would be 0.85% of average daily net assets, giving effect to the proposed new investment management agreement.

     From its investment management fee received from each Fund, Scudder Kemper pays to each Fund's sub-adviser, Scudder Investments Singapore Limited, 30 Cecil Street, Prudential Tower #24-01/02, Singapore, a monthly fee at the annual rate of 0.385% of Scudder Pacific Opportunities Fund's average daily net assets and 0.2975% of the Fund's average daily net assets.

Administrative Fee

     Scudder Pacific Opportunities Fund has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by the Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund (other than those provided by Scudder Kemper under its investment management agreement with that Fund) in exchange for the payment by Scudder Pacific Opportunities Fund of an annual administrative services fee (the "Administrative Fee") equal to 0.675%, 0.725% and 0.700% of average daily net assets attributable to the Class A, Class B and Class C shares, respectively. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its current services agreement and underwriting and distribution agreement with Scudder Pacific Opportunities Fund are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Pacific Opportunities Fund's future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder Pacific Opportunities Fund pursuant to separate agreements. These Service Providers may differ from current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder Pacific Opportunities Fund and maintains its accounting records. Kemper Service Company, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman & Company holds the portfolio securities of Scudder Pacific Opportunities Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Pacific Opportunities Fund.

     Under the Administration Agreement, each Service Provider provides the services to Scudder Pacific Opportunities Fund described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder Pacific Opportunities Fund and pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder Pacific Opportunities Fund pays Scudder Kemper the Administrative Fee.

     The Administration Agreement will remain in effect with respect to the Class A, Class B and Class C shares for an initial term ending September 30, 2003, subject to earlier termination by the directors that oversee Scudder Pacific Opportunities Fund. The fee payable by Scudder Pacific Opportunities Fund to Scudder Kemper pursuant to the Administration Agreement is reduced by the amount of any credit received from Scudder Pacific Opportunities Fund's custodian for cash balances.

     Certain expenses of Scudder Pacific Opportunities Fund are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder Pacific Opportunities Fund continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, it pays the fees under its services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees" below.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund, and compares these with the expenses of the Fund. [Statement to be inserted regarding comparison of expenses.] Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                           Expense Comparison Table
                                Class A Shares

                                                                               Scudder
                                                                               Pacific
                                                                            Opportunities           Pro Forma
                                                           Fund                 Fund              (Combined)(1)
                                                           ----                 ----              ----------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on Purchases           5.75%                5.75%                5.75%
(as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)            None                 None                 None
(as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on            None                 None                 None
reinvested dividends

Redemption Fee (as a percentage of amount                  None                 None                 None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.85%                1.10%                0.85%

Rule 12b-1/ASF Fees                                        0.25%                0.25%                0.25%

Other Expenses                                                1.61%                  0.68%(3)                0.68%

Total Annual Fund Operating Expenses                          2.71%                  2.03%                   1.78%

Expense Waiver                                                0.51%                  None                    None

Net Annual Fund Operating Expenses                            2.20%(4)               2.03%                   1.78%

Expense Example of Total Operating Expenses at
----------------------------------------------
the End of the Period(5)
------------------------

One Year                                                    $  785                 $  769                  $  745

Three Years                                                 $1,322                 $1,175                  $1,103

Five Years                                                  $1,885                 $1,605                  $1,484

Ten Years                                                   $3,406                 $2,798                  $2,549

  ________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Pacific Opportunities Fund to be effective upon the Reorganization, the implementation of Scudder Pacific Opportunities Fund's Administration Agreement and adoption of a distribution plan.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and .50% if sold during the second year after purchase.
(3) Restated to reflect the implementation of Scudder Pacific Opportunities Fund's Administration Agreement.
(4) By contract, total operating expenses of the Class A shares of the Fund are capped at 2.20%, through February 28, 2002. There is no guarantee that this expense waiver will continue beyond February 28, 2002.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.

                           Expense Comparison Table
                                Class B Shares

                                                                               Scudder
                                                                               Pacific
                                                                            Opportunities           Pro Forma
                                                           Fund                 Fund              (Combined)(1)
                                                           ----                 ----              ----------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on Purchases          None                  None                  None
 (as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)           4.00%                 4.00%                 4.00%
 (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on            None                  None                  None
 reinvested dividends

Redemption Fee (as a percentage of amount                  None                  None                  None
 redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                               0.85%                  1.10%                   0.85%

Rule 12b-1/ASF Fees                                           1.00%                  1.00%                   1.00%

Other Expenses                                                1.64%                  0.73%(3)                0.73%

Total Annual Fund Operating Expenses                          3.49%                  2.83%                   2.58%

Expense Waiver                                                0.71%                  None                    None

Net Annual Fund Operating Expenses                            2.78%(4)               2.83%                   2.58%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the Period(5)
--------------------------------------------

One Year                                                    $  681                 $  686                  $  661

Three Years                                                 $1,305                 $1,177                  $1,102

Five Years                                                  $1,952                 $1,694                  $1,570

Ten Years                                                   $3,383                 $2,792                  $2,541

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the Period(5)
-----------------------------------------------

One Year                                                    $  281                 $  286                  $  261

Three Years                                                 $1,005                 $  877                  $  802

Five Years                                                  $1,752                 $1,494                  $1,370

Ten Years                                                   $3,383                 $2,792                  $2,541

  ___________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Pacific Opportunities Fund to be effective upon the Reorganization, the implementation of Scudder Pacific Opportunities Fund's Administration Agreement and adoption of a distribution plan.
(2) Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

(3) Restated to reflect the implementation of Scudder Pacific Opportunities Fund's Administration Agreement.
(4) By contract, total operating expenses of the Class B shares of the Fund are capped at 2.78%, through February 28, 2002. There is no guarantee that this expense waiver will continue beyond February 28, 2002.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period. Assumes conversion to Class A shares six years after purchase.

                           Expense Comparison Table
                                Class C Shares

                                                                               Scudder
                                                                               Pacific
                                                                            Opportunities           Pro Forma
                                                            Fund                 Fund             (Combined)(1)
                                                            ----                 ----              ---------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                      None                 None                 None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                    1.00%                1.00%                1.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on             None                 None                 None
reinvested dividends

Redemption Fee (as a percentage of amount                   None                 None                 None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                             0.85%                1.10%                0.85%
Rule 12b-1/ASF Fees                                         1.00%                1.00%                1.00%

Other Expenses                                              1.79%                0.70%(3)             0.70%

Total Annual Fund Operating Expenses                        3.64%                2.80%                2.55%

Expense Waiver                                              0.84%                None                 None

Net Annual Fund Operating Expenses                          2.80%(4)             2.80%                2.55%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the
-------------------------------------
Period(5)
------

One Year                                                  $  383               $  383               $  358

Three Years                                               $1,037               $  868               $  794

Five Years                                     $1,812    $1,479    $1,355

Ten Years                                      $3,843    $3,128    $2,885

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(5)
------

One Year                                       $  283    $  283    $  258

Three Years                                    $1,037    $  868    $  794

Five Years                                     $1,812    $1,479    $1,355

Ten Years                                      $3,843    $3,128    $2,885

  ___________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Pacific Opportunities Fund to be effective upon the Reorganization, the implementation of Scudder Pacific Opportunities Fund's Administration Agreement and adoption of a distribution plan.
(2) Contingent deferred sales charge on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect the implementation of Scudder Pacific Opportunities Fund's Administration Agreement.
(4) By contract, total operating expenses of the Class C shares of the Fund are capped at 2.80%, through February 28, 2002. There is no guarantee that this expense waiver will continue beyond February 28, 2002.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Scudder Pacific Opportunities Fund, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, acts as the principal underwriter and distributor of the Class A, Class B and Class C shares of that Fund and acts as agent of the Fund in the continuing offer of such shares. Scudder Pacific Opportunities Fund has adopted distribution plans on behalf of the Class A, Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder Pacific Opportunities Fund pays KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The distribution plans for Scudder Pacific Opportunities Fund, however, unlike the distribution plans for the Fund, also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder Pacific Opportunities Fund authorize the payment of the services fee. The fact that the services fee is authorized by Scudder Pacific Opportunities Fund's distribution plans does not change the fee rate or affect the nature or quality of the services provided by KDI.

  Pursuant to the services agreement with Scudder Pacific Opportunities Fund, which is substantially identical to the current services agreement with the Fund, KDI receives a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund. KDI uses the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Pacific Opportunities Fund, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed for the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges, and Redemptions

  Both Funds are part of the Scudder Kemper complex of mutual funds. The procedures for purchases, exchanges, and redemptions of Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund are identical to those of the Fund. Shares of Scudder Pacific Opportunities Fund are exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

  Corresponding classes of shares of Scudder Pacific Opportunities Fund have identical sales charges to those of the Fund. Scudder Pacific Opportunities Fund has a maximum initial sales charge of 5.75% on Class A shares. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year, declines to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase.

  Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Pacific Opportunities Fund as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Pacific Opportunities Fund received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

  Services available to shareholders of Class A, Class B and Class C shares of Scudder Pacific Opportunities Fund will be identical to those available to shareholders of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, and exchanges by telephone to most other Scudder Kemper funds that offer Class A, Class B and Class C shares, and reinvestment privileges. Please see the Fund's prospectus for additional information.

Dividends and Other Distributions

  The Fund intends to distribute its investment company taxable income and any net realized capital gains in November or December and, in the case of Scudder Pacific Opportunities Fund, in December. An additional distribution may be made if necessary. Shareholders of each Fund can have their dividends and distributions automatically invested in additional shares of the same class of that Fund, or a different fund in the same family of funds, at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. For retirement plans, reinvestment is the only option.

  If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds

  Charter Documents.

  The Acquired Trust is established as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration"). The Acquiring Corporation is organized as a Maryland corporation under Articles of Incorporation (the "Articles"). Although the organizational documents of the Acquired Trust and of the Acquiring Corporation are similar, some differences do exist. The more significant differences are listed below.

  . A trustee of the Acquired Trust may be removed for cause by a majority of the trustees, while removal without cause requires a majority vote of shareholders entitled to vote more than 50% of the votes entitled to be cast on the matter; removal of a director of the Acquiring Corporation requires a majority vote of a) the board of directors, b) a committee of the board of directors appointed for such purpose, or c) the stockholders by vote of a majority of the outstanding shares of the Acquiring Corporation.

  . A special meeting of Fund shareholders may be called by shareholders holding at least 25% (or 10% if the purpose is to determine the removal of a trustee) of the Fund's shares then outstanding; the Acquiring Corporation's Articles are silent as to the procedure for calling a special meeting of stockholders.

  . The Acquired Trust's shareholders have the right to vote on the termination or reorganization of the Acquired Trust or a series thereof; the Acquiring Corporation's board of directors may liquidate the Acquiring Corporation or a series of the Acquiring Corporation without a vote of stockholders.

  . The Acquired Trust's Declaration may be amended by the trustees if authorized by a majority vote of the shareholders except in certain circumstances where a shareholder vote is not required; the Acquiring Corporation's Articles may be amended or repealed by the Acquiring Corporation without a vote of stockholders.

  Trustees/Directors and Officers.

  The Trustees of the Fund, currently and as proposed under Proposal 1, are different from the Directors of Scudder Pacific Opportunities Fund. As described in Scudder Pacific Opportunities Fund's prospectus that has been included in the materials that you received with this document, the following individuals comprise the Board of Directors of Scudder Pacific Opportunities Fund: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick. In addition, the officers of the Fund and Scudder Pacific Opportunities Fund are different. (See Proposal 1 and the Statement of Additional Information for further information.)

  Fiscal Year.

  The Fund's fiscal year-end is November 30. Scudder Pacific Opportunities Fund's fiscal year-end is October 31.

  Custodian.

  The Fund's custodian is The Chase Manhattan Bank. Scudder Pacific Opportunities Fund's custodian is Brown Brothers Harriman & Company.

  Auditors.

  The Fund's auditors are Ernst & Young LLP. Scudder Pacific Opportunities Fund's auditors are PricewaterhouseCoopers LLP.

Tax Consequences

  As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."
              *                *                       *
  The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Scudder Pacific Opportunities Fund are similar to those presented by the Fund. The main risks applicable to each Fund include, among others, market risk, management risk (i.e., securities selection by the Investment Manager), the risks associated with foreign securities (including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods), risks associated with investing in emerging markets, and, to the extent that a Fund invests in debt securities, risk associated with interest rates. Scudder Pacific Opportunities Fund may be subject to interest rate risk to a greater degree than the Fund because it may invest a greater percentage of its assets in debt securities. Investments in high yield securities, or "junk bonds," entail relatively greater risk of loss of income and principal than investments in higher rated securities, and may fluctuate more in value. The Fund, and not Scudder Pacific Opportunities Fund, may be subject to this risk because it may invest up to 15% of its total assets in debt securities of any credit quality, including junk bonds. Scudder Pacific Opportunities Fund cannot invest in junk bonds. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to the Funds, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the prospectuses and statements of additional information for the Funds.

III. THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder Pacific Opportunities Fund in exchange for that number of full and fractional Class A, Class B and Class C shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Pacific Opportunities Fund will assume all of the liabilities of the Fund. The Fund will distribute the Class A, Class B and Class C shares received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class A, Class B and Class C Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Pacific Opportunities Fund identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class A, Class B and Class C shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class A, Class B or Class C shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class A, Class B or Class C shares of Scudder Pacific Opportunities Fund distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class A, Class B or Class C shares of Scudder Pacific Opportunities Fund received by the shareholder in connection with the Reorganization.

     The obligations of the Fund and the Acquiring Corporation, on behalf of Scudder Pacific Opportunities Fund, under the Plan are subject to various conditions, as stated therein, which includes Scudder Pacific Opportunities Fund's adoption of a new investment management agreement. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by [ ], 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder Pacific Opportunities Fund to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transaction

     As discussed above, the Reorganization is part of a Scudder Kemper initiative that is intended to restructure and streamline the management and operations of the funds Scudder Kemper advises. Scudder Kemper first proposed the Reorganization to the Trustees of the Fund at a meeting held on May 24, 2000, see "Synopsis--Background of the Reorganization" above. This initiative includes five major components:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder Investments name, with a concentration on intermediary distribution;

     (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

     (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

     (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

     (v) The consolidation of certain boards overseeing funds advised by Scudder Kemper.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as board members. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24 meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals.

     Following the conclusion of this process, the Trustees of the Fund, the board members of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the Reorganization and certain related proposals. The Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . The fixed fee rate under the Administration Agreement is expected to be less than the estimated current applicable operating expenses the Fund would otherwise pay.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay the estimated costs of the Reorganization allocated to Class A shares and a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Pacific Opportunities Fund after the Reorganization, and between the estimated operating expenses of Scudder Pacific Opportunities Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) prospects for Scudder Pacific Opportunities Fund to attract additional assets; and (f) the investment performance of each Fund.

     As part of their analysis, the Trustees considered direct and indirect costs to shareholders including: (a) the direct costs of the Reorganization to be borne by existing shareholders; (b) the potential costs of any necessary rebalancing of the Fund's portfolio; and (c) the potential tax consequences to shareholders as a result of differences in the Funds' realized or unrealized capital gains or losses and capital loss carry-forwards.

     Costs. The anticipated costs of the Reorganization allocable to the Fund are $39,129, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Class A shares of the Fund will pay $17,962, which represents 100% of the estimated costs allocable to such class. Class B and Class C shares will pay a portion of their allocable costs of the Reorganization ($10,176 out of $17,276 (58.9%) for Class B shares and $2,429 out of $3,891 (62.4%) for Class C shares). Scudder Kemper is bearing the remaining costs, including any cost overruns (except that Scudder Pacific Opportunities Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________).

     The costs of the Reorganization borne by the Fund have been (or will soon be) expensed, resulting in a reduction of net asset value per share of $0.0080, $0.0074 and $0.0089 for Class A, Class B and Class C shares, respectively, based on [ ], 2000 net assets of the Fund. Management of the Fund expects that reduced operating expenses resulting from the Reorganization should allow for recovery of the allocated costs of the Reorganization within six months after the Closing.

     Portfolio Transaction Costs. To consider the potential costs of any necessary rebalancing of the Fund's portfolio as a result of the Reorganization, the Independent Trustees asked for, and Scudder Kemper provided, an estimate of the expected turnover of the securities of the Fund, as a percentage of the assets of the combined fund, as a result of the Reorganization. Scudder Kemper estimated such turnover to be less than 1% which would result in estimated brokerage expenses and/or transaction costs of $0, which the Trustees considered immaterial. These estimates were based upon current market conditions at the time and any actual costs will be dependent upon liquidity and market conditions at the Closing. In a "bear" market, for example, such costs could be substantially higher and could result in capital losses.

     Potential Tax Consequences. Although the Reorganizations will be achieved on a federally tax-free basis (see "Federal Income Tax Consequences" below), there are differences in the Funds' realized or unrealized capital gains or losses and capital loss carry forwards, which at [ ], 2000 were as follows (although they may differ at the time of the Closing):

                            [Charts to be inserted]

     As noted above, under the terms of the Plan, shareholders of the Fund will receive shares of Scudder Pacific Opportunities Fund in an amount equal to the relative net asset value of their Fund shares. The Trustees considered whether an adjustment in this formula should be made for the above tax differentials. The Trustees determined that no adjustment should be made because the potential tax consequences were not material, quantifiable or predictable because of (1) uncertainties as to the amounts of any actual future realization of capital gains or losses in view of future changes in portfolio values, (2) the exemption of some shareholders from federal income taxation, and (3) the differing consequences of federal and various other income taxation upon a distribution received by each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to the shareholder. Shareholders should, however, review their own tax situation to determine what effect, if any, these potential tax differences may have on them.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal.

     Based on all the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Scudder Pacific Opportunities Fund is a series of the Acquiring Corporation, a corporation organized under the laws of the state of Maryland on June 23, 1975. The Acquiring Corporation's authorized capital consists of approximately 2.25 billion shares of capital stock, par value $0.01 per share, 320 million shares of which are allocated to Scudder Pacific Opportunities Fund. The Directors of the Acquiring Corporation are authorized to divide the Acquiring Corporation's shares into separate series. Scudder Pacific Opportunities Fund is one of five series of the Acquiring Corporation. The Directors of the Acquiring Corporation are also authorized to further divide the shares of the series of the Acquiring Corporation into classes. The shares of Scudder Pacific Opportunities Fund are currently divided into five classes, Class AARP, Class S, Class A, Class B and Class C. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Directors of the Acquiring Corporation Fund are borne directly by the class incurring such expenses.

     Each share of each class of Scudder Pacific Opportunities Fund represents an interest in Scudder Pacific Opportunities Fund that is equal to and proportionate with each other share of that class of Scudder Pacific Opportunities Fund. Scudder Pacific Opportunities Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Pacific Opportunities Fund, other than as described above in "Other Differences Between the Funds - Charter Documents"

     The Acquiring Corporation is organized in Maryland, while the Fund is established in Massachusetts. Under Massachusetts law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains a disclaimer of liability and provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Acquiring Corporation does not provide such a disclaimer of liability or indemnification to its shareholders, because Maryland law generally does not impose such liability on shareholders.

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder Pacific Opportunities Fund of all or substantially all of the assets of the Fund in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Pacific Opportunities Fund of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder Pacific Opportunities Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder Pacific Opportunities Fund in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Pacific Opportunities Fund of all of the liabilities of the Fund or upon the distribution of the Class A, Class B and Class C shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder Pacific Opportunities Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Pacific Opportunities Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Pacific Opportunities Fund upon the receipt of the assets of the Fund in exchange for Class A, Class B and Class C shares and the assumption by Scudder Pacific Opportunities Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class A, Class B and Class C shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class A, Class B and Class C shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class A, Class B and Class C shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

     After the Closing, Scudder Pacific Opportunities Fund may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

     While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder Pacific Opportunities Fund will be passed on by Dechert, Ten Post Office Square - South, Boston, Massachusetts 02109.

Capitalization

          The following table shows on an unaudited basis the capitalization of the Fund and Scudder Pacific Opportunities Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):

                                                   Scudder Pacific         Pro Forma           Pro Forma
                                    Fund          Opportunities Fund      Adjustments          (Combined)
                                    ----          ------------------      -----------           --------
Net Assets
Class S Shares                                          $118,062,447              /(3)/      $  118,062,447
Class A Shares                   $12,067,031                                      /(4)/      $   12,067,031
Class B Shares                   $ 7,738,552                                      /(4)/      $    7,738,552
Class C Shares                   $ 1,302,215                                      /(4)/      $    1,302,215
                                                                                             --------------
Total Net Assets                                                                                139,170,245 /(2)/
                                                                                             ==============
Shares Outstanding
Class S Shares                                            10,510,196                             10,510,196
Class A Shares                     2,000,180                                  (925,645)           1,074,535
Class B Shares                     1,312,041                                  (622,945)             689,096
Class C Shares                       223,360                                  (107,401)             115,959
Net Asset Value per Share
Class S Shares                                          $      11.23                         $        11.23
Class A Shares                   $      6.03                                                 $        11.23
Class B Shares                   $      5.90                                                 $        11.23
Class C Shares                   $      5.83                                                 $        11.23

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of Scudder Pacific Opportunities Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Pacific Opportunities Fund that actually will be received on or after such date.

(2) Pro Forma combined net assets do not reflect expense reductions that would result from the implementation of Scudder Pacific Opportunities Fund's administration fee and the Fund's lower investment management agreement.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by Scudder Pacific Opportunities Fund.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Fund.

   The Board of Trustees unanimously recommends that the shareholders of the
                    Fund vote in favor of this Proposal 2.

          PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF
                             INDEPENDENT AUDITORS

          The Board of Trustees, including all of the Independent Trustees, has selected Ernst & Young LLP to act as independent auditors of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, PricewaterhouseCoopers LLP will serve as the independent auditors for the combined fund. One or more representatives of Ernst & Young LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

     The Board of Trustees unanimously recommends that shareholders of the
                    Fund vote in favor of this Proposal 3.

                            ADDITIONAL INFORMATION

Information about the Funds

          Additional information about the Acquiring Corporation and the Acquired Trust, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc.,
Two International Place, Boston, MA 02110-4103, or by calling 1-800-[       ].

          The Acquiring Corporation and the Acquired Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Corporation, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Acquiring Corporation, the Acquired Trust and the Funds.

General

          Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Board Approval of the Proposed Transaction." In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

          Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

          The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

          The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting on such election. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon.
Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

          Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting.  As of February 5, 2001, there were [        ] Class A shares, [
] Class B shares and [             ] Class C shares of the Fund outstanding.

          [As of December 31, 2000, the officers and Directors of the Acquiring Corporation as a group owned beneficially less than 1% of the outstanding shares of each class of Scudder Pacific Opportunities Fund.] Appendix 2 hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares. To the best of each Fund's knowledge, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares, except as stated on Appendix 2.

          Shareholder Communications Corporation ("SCC") has been engaged to
assist in the solicitation of proxies, at an estimated cost of $[        ].  As
the Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

          In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

          Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

          If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-
[         ].  Any proxy given by a shareholder is revocable until voted at the
Meeting.

          Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

          Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,



/s/ Philip J. Collora
Philip J. Collora
Secretary

                       INDEX OF EXHIBITS AND APPENDICES


EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION.......................

EXHIBIT B:  MANAGEMENT'S DISCUSSION OF SCUDDER PACIFIC OPPORTUNITIES FUND'S
PERFORMANCE....................................................................

APPENDIX 1:  TRUSTEE AND NOMINEE
SHAREHOLDINGS.............................................................

APPENDIX 2:  BENEFICIAL OWNERS OF FUND
SHARES....................................................................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [        ], 2001, by and among Scudder International Fund,
Inc. (the "Acquiring Corporation"), a Maryland corporation, on behalf of Scudder Pacific Opportunities Fund (the "Acquiring Fund"), a separate series of the Acquiring Corporation, Kemper Asian Growth Fund (the "Acquired Trust"), a Massachusetts business trust, on behalf of Kemper Asian Growth Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), the only active series of the Acquired Trust, and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Corporation is 345 Park Avenue, New York, New York 10154. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of capital stock ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B and Class C shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B and Class C shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to the Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Corporation's Charter, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class A, Class B or Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section
2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B and/or Class C Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B and/or Class C share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be May 28, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. The Chase Manhattan Bank, custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Brown Brothers Harriman & Company, custodian for the Acquiring Fund, prior to or on the Closing Date and
(b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. State Street Bank and Trust Company ("State Street"), as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B and Class C Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

             (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired

Fund, the only active series of the Acquired Trust, is duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

             (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

             (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

             (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund.

             (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

             (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended November 30, [1999], have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

             (g) Since November 30, [1999], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

             (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

             (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

             (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of State Street, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

             (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

             (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

             (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

             (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

             (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

             (a) The Acquiring Corporation is a corporation duly organized and validly existing under the laws of the State of Maryland with power under the Acquiring Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Corporation duly designated in accordance with the applicable provisions of the Acquiring Corporation's Charter. The Acquiring Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

             (b) The Acquiring Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

             (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

             (d) The Acquiring Corporation is not, and the execution, delivery and performance of this Agreement by the Acquiring Corporation will not result
(i) in violation of Maryland law or of the Acquiring Corporation's Charter, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

             (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

             (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended October 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

             (g) Since October 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

             (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

             (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

             (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

             (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

             (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

             (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Corporation (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

             (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

             (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

             (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act,

1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

             (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include
(i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and
(b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 15, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Corporation, the Acquired Trust, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Corporation, the Acquired Trust, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

             (a) The Acquiring Corporation has been duly formed and is an existing corporation; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Corporation, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Corporation is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Corporation, (ii) the Acquiring Corporation is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

             The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Corporation and the Acquired Trust.

     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     6.5. The Acquiring Fund shall have [(i) adopted a new investment management agreement and (ii)] entered into an administrative services agreement with Scudder Kemper, each in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Corporation, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

             (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

             The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Corporation and the Acquired Trust.

     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Corporation and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Corporation, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. The anticipated costs of the Reorganization allocable to the Acquired Fund are $39,129, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Class A shares of the Acquired Fund will pay $17,962, which represents 100% of the estimated costs allocable to such class. Class B and Class C shares of the Acquired Fund will pay a portion of their allocable costs of the Reorganization: $10,176 out of $17,276 (58.9%) for Class B shares and $2,429 out of $3,891 (62.4%) for Class C shares. Scudder Kemper will bear the remaining costs, including any cost overruns (except that the Acquiring Fund will bear the SEC and state registration and notice fees which are estimated to be $_________). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [ ], 2001, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the

Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to the Acquiring Fund, 345 Park Avenue, New York, New York 10154, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to the Acquired Trust mean and refer to the Board members of the Acquired Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Acquired Trust conducts its business. It is expressly agreed that the obligations of the Acquired Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Acquired Trust or the Acquired Fund personally, but bind only the respective property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust. Moreover, no series of the Acquired Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Acquired Trust's Board members, on behalf of the Acquired Fund, and this Agreement has been signed by authorized officers of the Acquired Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Acquiring Corporation or the Acquired Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                 SCUDDER INTERNATIONAL FUND, INC.
                                        on behalf of Scudder Pacific
                                        Opportunities Fund

_________________________
Secretary
                                        ______________________________
                                        By:___________________________
                                        Its:___________________________


Attest:                                 KEMPER ASIAN GROWTH FUND


_________________________
Secretary
                                        ______________________________
                                        By:___________________________
                                        Its:____________________________


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

___________________________________
By:________________________________
Its:_______________________________

                                   EXHIBIT B

  Management's Discussion of Scudder Pacific Opportunities Fund's Performance

Performance Update
--------------------------------------------------------------------------------
                                                                October 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                          MSCI All
                  Scudder Pacific         Country Asia
                  Opportunities Fund --   Free Index
                  Class S                 (excluding Japan)*

         12/92**      10000                    10000
           '93        13542                    16472
           '94        14757                    19062
           '95        13174                    17131
           '96        13538                    18525
           '97         9677                    12871
           '98         7340                     9647
           '99        10312                    14805
           '00         8853                    11826

                     Yearly periods ended October 31

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                             Total Return
                               Growth of                               Average
Period ended 10/31/2000         $10,000             Cumulative          Annual
--------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund-- Class S
--------------------------------------------------------------------------------
1 year                         $   8,580              -14.20%           -14.20%
--------------------------------------------------------------------------------
5 year                         $   6,720              -32.80%            -7.64%
--------------------------------------------------------------------------------
Life of Fund**                 $   8,831              -11.69%            -1.56%
--------------------------------------------------------------------------------
MSCI All Country Asia Free Index (excluding Japan)*
--------------------------------------------------------------------------------
1 year                         $   7,988              -20.12%           -20.12%
--------------------------------------------------------------------------------
5 year                         $   6,903              -30.97%            -7.14%
--------------------------------------------------------------------------------
Life of Fund**                 $  11,826               18.26%             2.16%
--------------------------------------------------------------------------------

* The Morgan Stanley Capital International (MSCI) All Country Asia Free Index is an unmanaged capitalization-weighted measure of stock markets in the Pacific Region, excluding Japan. Index returns assume dividends are reinvested and, unlike Fund returns, do not reflect any fees or expenses.

** The Fund commenced operations on December 8, 1992. Index comparisons begin December 31, 1992.

         On October 2, 2000, existing shares of the Fund were redesignated as Class S shares. In addition, the Fund commenced offering Class AARP shares. The total return information provided is for the Fund's Class S shares.

         All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the life of Fund total return for the Fund would have been lower.

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                October 31, 2000

We asked Tien-Yu Sieh, lead portfolio manager of Scudder Pacific Opportunities Fund, to discuss the recent market environment and the fund's investment strategy over the twelve-month period ended October 31, 2000.

Q: How did the Asian markets perform during the period?

A: Pacific Basin equities declined during the twelve months ended October 31, 2000 due to extreme weakness in the second half of the period. Negative external factors such as rising oil prices and weakness in the U.S. equity market weighed heavily on stock prices. The Asian markets were further impacted by region-specific difficulties, such as political issues in Taiwan and the decision by Ford Motor Company to withdraw its offer for Daewoo's auto division, a move that raised anxieties over the slowing pace of restructuring in Korea. Additionally, Asian currencies were weak across the board in the face of a strong dollar. Against this backdrop, the net asset value of Scudder Pacific Opportunities Fund -- Class S shares during the period fell 14.20%, a smaller decline than the -20.12% return of its unmanaged benchmark, the MSCI All Country Asia Free, ex-Japan Index. In the second half of the period, the fund lost 27.22%, while its benchmark fell 25.50%.

Q: What were some of the key factors in the fund's underperformance?

A: The largest contributor to the fund's recent underperformance was its overweighting in the technology and telecommunications areas, a position that had contributed positively to performance in the early part of the year. During the course of the third quarter, however, we reevaluated our holdings in these sectors in the face of overwhelming downward pressure on share prices. While we still believe in the superior fundamentals of many of the leading companies in the sector, we are not confident that this will be reflected in the short-term performance of their stock prices. The fund's relative performance was also hurt by its underweighting in value names and stocks that are prominent in the regional indices, both of which benefited from a rotation away from companies in the tech and telecom sectors. We have had relatively little exposure to value names because of their finite growth potential, relatively poor operating characteristics, and weaker competitive positioning.

In the latter part of the period, the fund was hurt by the fact that the markets offering the heaviest representation of companies with the most attractive fundamentals failed to perform. As a result, fund performance was hurt by macroeconomic and political factors such as those affecting Taiwan and Korea. Such issues, which we believe to be unrelated to the basic company-specific fundamentals of the stocks we hold in the portfolio, prevented our bottom-up stock selection approach from having a positive effect. Similarly, we were underweight top-performing markets like Hong Kong, Singapore, and Australia, which we felt were largely comprised of companies with limited upside potential.

Q: The fund has held a large position in semiconductor stocks, as well as plays on the boom in wireless communication. How did these holdings affect performance?

A: The decline in these areas was a key factor in the fund's underperformance. Believing that the semiconductor industry was still in the middle of an extended growth cycle, we were highly positive on the sector entering the third quarter. We were further intrigued by the fact that valuations of Asian semiconductor companies were dramatically lower than those of their counterparts in other parts of the world. Another sector that we were enthusiastic on was mobile telephony, based on our thesis that the world is on the brink of the dawn of a mobile data revolution. However, our views on these key sectors have since evolved. While valuations remain fundamentally sound -- and in fact have gotten even more attractive in recent months -- we are now taking a more cautious stance. Our primary rationale is that the Asian tech and telecom sectors are still a secondary investment made after global investors have already established positions in the industry leaders in the U.S. and Europe. Although the fundamental outlook for several companies in the sector remains positive, it will be difficult for their values to be recognized by investors as long as volatility in U.S. tech stocks remains high.

Q: How is the fund positioned at present, and what changes have you made in recent months?

A: The fund continues to hold an overweight position in companies with exposure to the recovery of the domestic economy, as well as leading exporters of industrial products and services. As in the second quarter, we reviewed our portfolio composition in considerable detail, undertaking an in-depth analysis of our holdings through on-the-ground meetings with company managements. With few exceptions, we determined that the operating positions of the companies in the fund remained highly positive, and in many cases were ahead of expectations. We therefore made few changes to the portfolio during the period. Further, we resisted adding to positions in these companies (such as Samsung Electronics, SK Telecom, and China Telecom), choosing instead to accumulate a higher cash level in the face of severe market volatility and uncertainty. We continued to add to the banking and financial services sectors, however, based on our view that the leading companies had accelerated the overhaul of their operations with the aim of improving efficiency and future returns.

Given our expectation for further volatility, the fund remains defensively positioned. There is currently a dearth of attractive opportunities promising favorable absolute returns. The threat of an imminent slowdown in economic growth, combined with the volatility in oil prices and the weakness of the euro, have made for a more challenging backdrop for almost all business in Asia. As a result, we chose to raise cash levels in recent months, after having held minimal cash throughout the first half of the calendar year.

Q: What is your outlook for the Asian markets?

A: In the short term, we believe that sharp rallies from depressed levels are likely to prove unsustainable. This should limit the upside in many sectors until the larger questions surrounding global growth, oil prices, and currencies have been resolved. Despite these concerns, we remain positive on our medium- to longer-term outlook for Asia. In the past, we have stated our belief that more enlightened management practices will, over time, lead to a higher quality of income, and hence higher valuations and more potent returns to shareholders. These changes, in turn, should have a positive impact on macroeconomic fundamentals by providing a stronger base for growth and overall demand across the region. As consumer confidence grows and corporate earnings increase, we believe that funds will flow into the region and further help its companies build a better foundation for the future. In this way, restructuring and reform has the potential to unleash a virtuous cycle that can benefit Asia for years to come.

In our view, the year 2000 probably marks a watershed in the transition from the explosive rebound phase that followed the crises of 1997-98 to a period of more sustainable growth. Further, the sharp downturn in the Asian markets since the end of the first quarter has effectively lowered valuations to more reasonable levels. We believe this to be especially true in light of the strong operating performance that many of our holdings have demonstrated. Although investors should not expect strong absolute returns in the near term, we will continue to position the fund to benefit from the long-term themes that are emerging in the Pacific Basin.

                                  APPENDIX 1

                       Trustee and Nominee Shareholdings

                                  APPENDIX 2

                       Beneficial Owners of Fund Shares

          This Proxy Statement/Prospectus is accompanied by Scudder Pacific Opportunities Fund's prospectus offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 26, 2000 (File No. 811-00642 ), and is incorporated by reference herein.

          Kemper Asian Growth Fund's prospectus dated March 1, 2001, which was previously filed with the Commission via EDGAR on December 27, 2000 (File No. 811-07731), is incorporated by reference herein.

         Scudder Pacific Opportunities Fund's statement of additional information offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Commission via EDGAR on December 26, 2000 (File No. 811-00642 ), is incorporated by reference herein.

                                    PART B

                       SCUDDER INTERNATIONAL FUND, INC.

        --------------------------------------------------------------

                      Statement of Additional Information
                                March [  ], 2001

        --------------------------------------------------------------

Acquisition of the Assets of     By and in Exchange for Shares of
Kemper Asian Growth Fund         Scudder Pacific Opportunities Fund, a series of
222 South Riverside Plaza        Scudder International Fund, Inc.
Chicago, IL 60606                (the "Acquiring Corporation")
                                 345 Park Avenue
                                 New York, NY 10154


          This Statement of Additional Information is available to the shareholders of Kemper Asian Growth Fund in connection with a proposed transaction whereby Scudder Pacific Opportunities Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Asian Growth Fund in exchange for shares of the Scudder Pacific Opportunities Fund (the "Reorganization").

          This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Pacific Opportunities Fund's statement of additional information offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 26, 2000 (File No. 811-00642) and is incorporated by reference herein.

2. Scudder Pacific Opportunities Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on December 27, 2000 (File No. 811-00642) and is incorporated by reference herein.

3. Kemper Asian Growth Fund's prospectus dated March 1, 2001, which was previously filed with the Commission via EDGAR on December 27, 2000 (File No. 811-07731) and is incorporated by reference herein.

4. Kemper Asian Growth Fund's statement of additional information dated March 1, 2001, which was previously filed with the Commission via EDGAR on December 27, 2000 (File No. 811-07731) and is incorporated by reference herein.

5. Kemper Asian Growth Fund's annual report to shareholders for the fiscal year ended November 30, 1999, which was previously filed with the Commission via EDGAR on February 1, 2000 (File No. 811-07731) and is incorporated by reference herein.

6. Kemper Asian Growth Fund's semi-annual report to shareholders for the period ended May 31, 2000, which was previously filed with the Commission via EDGAR on August 8, 2000 (File No. 811-07731) and is incorporated herein by reference.

7. The financial statements and schedules of Scudder Pacific Opportunities Fund and Kemper Asian Growth Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

          This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [ ], 2001 relating to the Reorganization may be obtained by writing Kemper Asian Growth Fund at 222 South Riverside Drive,
Chicago, IL 60606 or by calling [         ] at 1-800-[         ]. This Statement
of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Pro Forma
Portfolio of Investments
as of September 30, 2000 (Unaudited)
                                                                              Scudder                                 Scudder
                                                                              Pacific     Kemper Asian  Pro Forma     Pacific
                                                                           Opportunities  Growth Fund   Combined   Opportunities
                                                                             Fund Par/     Par/Share    Par/Share   Fund Market
                                                                           Share Amount      Amount      Amount      Value ($)
                                                                         --------------------------------------------------------
Short-term Investments 0.2%
---------------------------
                            Sallie Mae, 6.28%, 10/02/2000                                     300,000    300,000
                                                                                                                   --------------
Total Short-term Investments (Cost of $0, $299,948, and $299,948 respectively)
                                                                                                                   ==============
Short-term Obligations 0.3%
---------------------------
                            Chase Euro Time Deposit, 6.375%, 10/02/2000                       300,000    300,000
                                                                                                                   --------------

Total Short-term Obligations (Cost of $0, $300,000, and $300,000 respectively)
                                                                                                                   ==============
Common Stocks 99.5%
-------------------
                 AUSTRALIA 1.7%  Davnet Limited                               1,352,000       224,600  1,576,600        792,793
                                 E.R.G. Australia Ltd.                          210,100        35,000    245,100      1,009,553

                                                                                                                   --------------
                                                                                                                      1,802,346
                                                                                                                   --------------
                     CHINA 0.1%  Soho.Com Inc.                                                 22,200     22,200
                                                                                                                   --------------
                                                                                                                   --------------

                  HONG KONG 32%  ASM Pacific Technology Ltd.                    688,000       120,000    808,000      1,566,293
                                 Cheung Kong Holdings Ltd.                      227,000        59,000    286,000      2,736,781
                                 China Mobile.                                1,074,000       188,000  1,262,000      7,162,984
                                 China Unicom                                 1,176,000       206,000  1,382,000      2,632,019
                                 Dao Heng Bank Group Ltd.                       198,000        35,000    233,000        980,254
                                 Ehealthcareasia Limited                        209,250        34,800    244,050         10,735
                                 Esprit Holdings Ltd.                         2,325,081       312,678  2,637,759      1,983,106
                                 Giordano International Ltd                   3,259,424       448,374  3,707,798      1,891,671
                                 HK Land Warrants                                             232,000    232,000
                                 Hongkong Land Holdings, Ltd.                   928,000       111,000  1,039,000      1,707,520
                                 Hutchison Whampoa, Ltd.                        444,400        74,800    519,200      5,899,304
                                 JCG Holdings Ltd.                            2,066,000       356,000  2,422,000      1,165,921
                                 Legend Holdings Ltd.                         2,142,000       386,000  2,528,000      2,033,000
                                 Li and Fund Limited                          1,188,000       200,000  1,388,000      2,506,505
                                 New World Development Co., Ltd.                  7,929           704      8,633         11,288
                                 Quality Healthcare Asia Ltd.                 4,185,000       696,000  4,881,000      1,234,552
                                 SmarTone Telecommunications Holdings Ltd.        1,657                    1,657          2,603
                                                                                                                   --------------
                                                                                                                     33,524,536
                                                                                                                   --------------

                    INDIA 11.4%  Cipla Ltd.                                      28,600        10,300     38,900        427,227
                                 Dr. Reddy's Laboratories                                       7,700      7,700
                                 Global Tele-Systems Limited                     29,350         5,000     34,350        739,877
                                 HDFC Bank Ltd.                                     100                      100            523
                                 Hindalco Industries Ltd.                                       8,500      8,500
                                 Hindustan Lever Ltd.                           265,000        31,000    296,000      1,202,528
                                 Infosys Technologies Ltd.                       21,300         3,700     25,000      3,401,885
                                 NIIT Ltd.                                       36,300                   36,300      1,125,394
                                 Ranbaxy Laboratories, Ltd.                      71,400        14,900     86,300        989,164
                                 Rediff.Com India Limited Adr                    13,200         2,400     15,600         96,525
                                 Satyam Computer Services                       341,120        60,000    401,120      3,614,848
                                 State Bank of India                                           64,600     64,600
                                                                                                                   --------------
                                                                                                                     11,597,971
                                                                                                                   --------------

                 INDONESIA 0.0%  PT Astra Agro Lestari                                             80         80
                                                                                                                   --------------
                                                                                                                   --------------

                    KOREA 16.8%  Hyundai Electronics Inc.                                      26,600     26,600
                                 Kookmin Credit Card Co., Ltd.                   99,500         9,700    109,200      2,890,911
                                 Korea Telecom Corp.                             78,300        13,100     91,400      2,632,837
                                 Locus Corporation                                                391        391
                                 Opicom Co.                                                     7,473      7,473
                                 Samsung Electro-Mechanics Co.                   44,370         7,530     51,900      1,500,021
                                 Samsung Electronics Co.                         27,316         4,567     31,883      4,948,062
                                 SK Telecom Co., Ltd.                            22,470         4,050     26,520      5,480,733
                                                                                                                   --------------
                                                                                                                     17,452,564
                                                                                                                   --------------

                  MALAYSIA 1.7%  SCB Developments Berhad                        893,000                  893,000      1,198,500
                                 Unisem (M) Berhad                              213,000        37,000    250,000        807,157
                                                                                                                   --------------
                                                                                                                      2,005,657
                                                                                                                   --------------

                 SINGAPORE 9.7%  Chartered Semiconductor                         72,401        14,050     86,451      4,393,835
                                 DBS Group Holdings Ltd.                        299,899        48,978    348,877      3,310,562
                                 Sinapore Airlines Limited                      156,000        27,000    183,000      1,479,905
                                 Venture Manufacturing Ltd.                     116,000                  116,000      1,120,450

Pro Forma
Portfolio of Investments
as of September 30, 2000 (Unaudited)
                                                                           Kemper Asian    Pro Forma
                                                                            Growth Fund     Combined
                                                                              Market         Market
                                                                             Value ($)     Value ($)
                                                                          -----------------------------
Short-term Investments 0.2%
---------------------------
                            Sallie Mae, 6.28%, 10/02/2000                      299,948       299,948
                                                                          --------------------------
Total Short-term Investments (Cost of $0, $299,948, and $299,948               299,948       299,948
 respectively)
                                                                          ==========================
Short-term Obligations 0.3%
---------------------------
                            Chase Euro Time Deposit, 6.375%, 10/02/2000        300,000       300,000

                                                                          --------------------------
Total Short-term Obligations (Cost of $0, $300,000, and $300,000               300,000       300,000
 respectively)
                                                                          ==========================
Common Stocks 99.5%
-------------------
                 AUSTRALIA 1.7%  Davnet Limited                                131,702       924,495
                                 E.R.G. Australia Ltd.                         168,178     1,177,731

                                                                          --------------------------
                                                                               299,880     2,102,226
                                                                          --------------------------

                     CHINA 0.1%  Soho.Com Inc.                                 129,037       129,037

                                                                          --------------------------
                                                                               129,037       129,037
                                                                          --------------------------

                  HONG KONG 32%  ASM Pacific Technology Ltd.                   273,190     1,839,483
                                 Cheung Kong Holdings Ltd.                     711,322     3,448,103
                                 China Mobile.                               1,253,903     8,416,887
                                 China Unicom                                  461,051     3,093,070
                                 Dao Heng Bank Group Ltd.                      173,277     1,153,531
                                 Ehealthcareasia Limited                         1,785        12,520
                                 Esprit Holdings Ltd.                          266,689     2,249,795
                                 Giordano International Ltd                    260,222     2,151,893
                                 HK Land Warrants                              107,880       107,880
                                 Hongkong Land Holdings, Ltd.                  204,240     1,911,760
                                 Hutchison Whampoa, Ltd.                       992,952     6,892,256
                                 JCG Holdings Ltd.                             200,904     1,366,825
                                 Legend Holdings Ltd.                          366,357     2,399,357
                                 Li and Fund Limited                           421,970     2,928,475
                                 New World Development Co., Ltd.                 1,002        12,290
                                 Quality Healthcare Asia Ltd.                  205,316     1,439,868
                                 SmarTone Telecommunications Holdings Ltd.                     2,603

                                                                          --------------------------
                                                                             5,902,060    39,426,596
                                                                          --------------------------

                    INDIA 11.4%  Cipla Ltd.                                    153,861       581,088
                                 Dr. Reddy's Laboratories                      210,343       210,343
                                 Global Tele-Systems Limited                   126,043       865,920
                                 HDFC Bank Ltd.                                                  523
                                 Hindalco Industries Ltd.                      150,025       150,025
                                 Hindustan Lever Ltd.                          140,673     1,343,201
                                 Infosys Technologies Ltd.                     590,937     3,992,822
                                 NIIT Ltd.                                                 1,125,394
                                 Ranbaxy Laboratories, Ltd.                    206,422     1,195,586
                                 Rediff.Com India Limited Adr                   17,550       114,075
                                 Satyam Computer Services                      635,819     4,250,667
                                 State Bank of India                           248,747       248,747

                                                                          --------------------------
                                                                             2,480,420    14,078,391
                                                                          --------------------------

                 INDONESIA 0.0%  PT Astra Agro Lestari                              10            10

                                                                          --------------------------
                                                                                    10            10
                                                                          --------------------------

                    KOREA 16.8%  Hyundai Electronics Inc.                      380,460       380,460
                                 Kookmin Credit Card Co., Ltd.                 281,827     3,172,738
                                 Korea Telecom Corp.                           440,487     3,073,324
                                 Locus Corporation                               9,957         9,957
                                 Opicom Co.                                     59,440        59,440
                                 Samsung Electro-Mechanics Co.                 254,567     1,754,588
                                 Samsung Electronics Co.                       827,273     5,775,335
                                 SK Telecom Co., Ltd.                          987,849     6,468,582

                                                                          --------------------------
                                                                             3,241,860    20,694,424
                                                                          --------------------------

                  MALAYSIA 1.7%  SCB Developments Berhad                                   1,198,500
                                 Unisem (M) Berhad                             140,210       947,367

                                                                          --------------------------
                                                                               140,210     2,145,867
                                                                          --------------------------

                 SINGAPORE 9.7%  Chartered Semiconductor                       852,659     5,246,494
                                 DBS Group Holdings Ltd.                       540,664     3,851,226
                                 Sinapore Airlines Limited                     256,137     1,736,042
                                 Venture Manufacturing Ltd.                                1,120,450

                                                                                                  ----------------------------------
                                                                                                   10,304,752  1,649,460  11,954,212
                                                                                                  ----------------------------------
          TAIWAN 19.4%  ASE Test Ltd.                                   84,700  15,300    100,000   1,778,700    321,300   2,100,000
                        China Motor Ltd.                                           716        716                    772         772
                        Compeq Manufacturing Co., Ltd.                 482,400  68,600    551,000   2,649,110    376,718   3,025,828
                        Far Eastern Textile Ltd.                     1,954,724 327,354  2,282,078   2,090,713    350,127   2,440,840
                        Formosa Plastics Corp.                          80,770  10,843     91,613     124,039     16,651     140,690
                        GigaMedia Ltd.                                  62,400  11,300     73,700     503,100     91,106     594,206
                        Hon Hai Precision Industry Co., Ltd.           396,080  98,020    494,100   2,605,040    644,683   3,249,723
                        Pacific Electric Wire & Cable Co., Ltd.        369,225  57,105    426,330     189,793     29,353     219,146
                        Synnex Technology International Corp.           66,900  20,700     87,600     211,458     65,428     276,886
                        Taiwan Cement Corp.                          3,127,680 525,960  3,653,640   1,797,459    302,266   2,099,725
                        Taiwan Semiconductor Manufacturing Co.         417,328  71,506    488,834   1,385,719    237,432   1,623,151
                        United Microelectronics Corp., Ltd.            395,600  67,800    463,400     846,243    145,033     991,276
                        United Microelectronics Corporation            327,617  54,100    381,717   3,890,451    642,437   4,532,888
                        Via Technologies Inc.                           99,000  19,500    118,500   1,046,230    206,075   1,252,305
                        Yageo Corp.                                  1,748,000          1,748,000   1,389,649              1,389,649
                                                                                                  ----------------------------------
                                                                                                   20,507,704  3,429,381  23,937,085
                                                                                                  ----------------------------------

         THAILAND 0.0%  TelecomAsia, Rights.                           328,421 102,726    431,147           0          0           0
                                                                                                  ----------------------------------
                                                                                                            0          0           0
                                                                                                  ----------------------------------

   UNITED KINGDOM 6.2%  HSBC Holdings PLC                              369,200  65,600    434,800   5,185,160    921,306   6,106,466
                        Standard Chartered PLC                          92,403  16,528    108,931   1,342,045    240,049   1,582,094
                                                                                                  ----------------------------------
                                                                                                    6,527,205  1,161,355   7,688,560
                                                                                                  ----------------------------------

    UNITED STATES 0.5%  Asia Info Holdings, Inc.                        28,400   6,200     34,600     537,854    117,392     655,246
                                                                                                  ----------------------------------
                                                                                                      537,854    117,392     655,246
                                                                                                  ----------------------------------


                                                                                                  ----------------------------------
Total Common Stocks (Cost of $96,861,169, $20,037,730, and $116,898,899
respectively)                                                                                     104,260,589 18,551,065 122,811,654
                                                                                                  ==================================

                                                                                                  ----------------------------------
Total Investment Portfolio (Cost of $96,861,169, $20,637,678, and
$117,498,847 respectively)                                                                        104,260,589 19,151,013 123,411,602
                                                                                                  ==================================

                  PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                     AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                        Scudder Pacific       Kemper Asian     Pro Forma           Pro Forma
                                       Opportunities Fund     Growth Fund     Adjustments          Combined
                                       ------------------     ------------    -----------        -------------
Investments, at value                  $      104,260,589     $ 19,151,013                       $ 123,411,602
Cash                                           14,167,702          534,312                          14,702,014
Other assets less liabilities                    (365,844)       1,422,473    $         - (2)        1,056,629
                                       ------------------     ------------    -----------        -------------
Total Net assets                       $      118,062,447     $ 21,107,798    $         -        $ 139,170,245
                                       ==================     ============    ===========        =============

Net Assets
Class S Shares                         $      118,062,447                                        $ 118,062,447
Class A Shares                                                $ 12,067,031                       $  12,067,031
Class B Shares                                                $  7,738,552                       $   7,738,552
Class C Shares                                                $  1,302,215                       $   1,302,215
Shares Outstanding
Class S Shares                                 10,510,196                                           10,510,196
Class A Shares                                                   2,000,180       (925,645)           1,074,535
Class B Shares                                                   1,312,041       (622,945)             689,096
Class C Shares                                                     223,360       (107,401)             115,959
Net Asset Value per Share
Class S Shares                         $            11.23                                        $       11.23
Class A Shares                                                $       6.03                       $       11.23
Class B Shares                                                $       5.90                       $       11.23
Class C Shares                                                $       5.83                       $       11.23

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
       FOR THE TWELVE MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                        Scudder Pacific          Kemper          Pro Forma          Pro Forma
                                                      Opportunities Fund      Asian Growth      Adjustments          Combined
                                                      ----------------------------------------------------------------------------
Investment Income:
  Interest and dividend income                             $  1,509,127              177,059      $       --          $  1,686,186
                                                      ----------------------------------------------------------------------------
            Total Investment Income                           1,509,127              177,059                             1,686,186
  Expenses
     Management fees                                          1,817,560              235,917        (411,182)  (3)       1,642,295
     12B-1                                                            -              156,968                   (4)         156,968
     Trustees Fees                                               91,232               17,824               -   (5)         109,056
     All other expenses                                       1,554,861              397,346        (683,962)  (6)       1,268,245
                                                      ----------------------------------------------------------------------------
  Total expenses before reductions                            3,463,653              808,055      (1,095,144)            3,176,564
  Expense reductions                                                  -             (166,442)        166,442                     -
                                                      ----------------------------------------------------------------------------
  Expenses, net                                               3,463,653              641,613        (928,702)            3,176,564
                                                      ----------------------------------------------------------------------------
Net investment income (loss)                                 (1,954,526)            (464,554)        928,702            (1,490,378)
                                                      ----------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments                  36,262,507            2,277,116              --            38,539,623

  Net unrealized appreciation (depreciation)
     of investments and currency                            (30,682,257)          (4,287,003)             --           (34,969,260)
                                                      ----------------------------------------------------------------------------
Net increase in net assets from operations                 $  3,625,724          $(2,474,441)    $   928,702          $  2,079,985
                                                      ============================================================================


Notes to Pro Forma Combining Financial Statements
                 (Unaudited)
              September 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 2000 for Scudder Pacific Opportunities Fund and Kemper Asian Growth Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx and $xxxxxx to be borne by Scudder Pacific Opportunities Fund and the Kemper Asian Growth Fund, respectively.

3. Represents reduction in management fees resulting from theutilization of Kemper Asian Growth Fund's lower investment management agreement for the entire year.

4. Represents adoption of a new distribution plan.

5. Reduction in trustee fees resulting from the Reorganization.

6. Represents reduction in other expenses resulting from the utilization of Scudder Pacfic Opportunities Fund's administration agreement for the entire year.

                          PART C.  OTHER INFORMATION


Item 15.  Indemnification.
-------   ----------------

          A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article Tenth of Registrant's Articles of Incorporation states as follows:

          Tenth:  Liability and Indemnification
          -----   -----------------------------

                  To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                  The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                  The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                  The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                    Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

          Article V of Registrant's Amended and Restated By-Laws states as follows:

                                   ARTICLE V

                         INDEMNIFICATION AND INSURANCE

                    Section 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

                    Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the

          1940 act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

                    Section 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in fore, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

                    Section 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or thereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

                    Section 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                    Section 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this
          Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 16. Exhibits.
-------  ---------

               (1)  (a)(1)  Articles of Amendment and Restatement of the
                            Registrant as of January 24, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A, as amended (the "Registration Statement").)

                    (a)(2) Articles Supplementary dated September 17, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (a)(3) Articles Supplementary dated December 1, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (a)(4) Articles Supplementary dated August 3, 1994. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (a)(5) Articles Supplementary dated February 20, 1996. (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 46 to the Registration Statement.)

                    (a)(6) Articles Supplementary dated September 5, 1996. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 52 to the Registration Statement.)

                    (a)(7) Articles Supplementary dated December 12, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (a)(8) Articles Supplementary dated March 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (a)(9) Articles Supplementary dated December 23, 1997. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

                    (a)(10) Articles Supplementary dated March 2,1998.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 65 to the Registration Statement.)

                    (a)(11) Articles Supplementary dated March 31, 1998.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 65 to the Registration Statement.)

                    (a)(12) Articles of Transfer from Scudder Institutional
                            Fund, Inc. dated April 3, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (a)(13) Articles Supplementary dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                          (a)(14) Articles Supplementary dated March 31, 2000. (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement.)

                     (2)  (b)(1)    Amended and Restated By-Laws of the
                                    Registrant dated March 4, 1991.
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 56 to the Registration
                                    Statement.)

                          (b)(2) Amended and Restated By-Laws of the Registrant dated September 20, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (b)(3) Amended and Restated By-Laws of the Registrant dated December 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (b)(4) Amended and Restated By-Laws of the Registrant dated September 4, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                          (b)(5) Amended and Restated By-Laws of the Registrant dated December 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement.)

                          (b)(6) Amended and Restated By-Laws of the Registrant dated February 7, 2000 is incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.

                     (3)            Inapplicable.

                     (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

                     (5)            Inapplicable.

                     (6)  (d)(1)    Investment Management Agreement between the
                                    Registrant, on behalf of Scudder
                                    International Fund, and Scudder Kemper
                                    Investments, Inc. dated September 7, 1998.
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 67 to the Registration
                                    Statement.)

                          (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(5) Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(6) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(7) Investment Management Agreement between the Registrant, on behalf of Scudder International Value Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(8) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                          (d)(9) Form of Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, Inc. and Scudder Kemper Investments, Inc. dated August 28, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (d)(10) Amended and Restated Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund and Scudder Kemper Investments, Inc. dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                     (7)  (e)(1)    Underwriting Agreement between the
                                    Registrant and Scudder Investor Services,
                                    Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No.
                                    67 to the Registration Statement.)

                          (e)(2)    Underwriting Agreement between the
                                    Registrant and Scudder Investor Services,
                                    Inc. dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                     (8)            Inapplicable.

                     (9)  (g)(1)    Custodian Contract between the Registrant,
                                    on behalf of Scudder Latin America Fund, and Brown Brothers Harriman & Co. dated November
                                    25, 1992. (Incorporated by reference to
                                    Post-Effective Amendment No. 56 to the
                                    Registration Statement.)

                          (g)(2) Custodian Contract between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(3) Custodian Contract between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                          (g)(4) Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                          (g)(5) Fee schedule for Exhibit (9)(g)(4). (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                          (g)(6) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Morgan Guaranty Trust Company of New York, Brussels office, dated November 15, 1976. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(7) Fee schedule for Exhibit (9)(g)(6). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(8) Subcustodian Agreement between Brown Brothers Harriman & Co. and The Bank of New York, London office, dated January 30, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(9) Fee schedule for Exhibit (9)(g)(8). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(10) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and The Chase Manhattan Bank, N.A., Singapore office, dated June 9, 1980. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(11) Fee schedule for Exhibit (9)(g)(10). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                          (g)(12) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated June 4, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(13) Fee schedule for Exhibit (9)(g)(12). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(14) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Citibank, N.A., New York office, dated July 16, 1981. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (g)(15) Fee schedule for Exhibit (9)(g)(14). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (10)       (a)        Rule 12(b)-1 and Administrative Services
                                     Plan with respect to Scudder International
                                     Fund Class R shares. (Incorporated by
                                     reference to Post-Effective Amendment No.
                                     72 to the Registration Statement.)

                          (b)(1) Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement.)

                          (b)(2) Amended Plan with respect to Scudder International Fund pursuant to Rule 18f-3 dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                          (b)(3) Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(4) Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(5) Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(6) Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3. (Incorporated by reference by Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(7) Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(8) Amended and Restated Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(9) Amended and Restated Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(10) Amended and Restated Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(11) Amended and Restated Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(12) Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                          (b)(13) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

               (11)                  Opinion and Consent of Dechert is filed
                                     herewith.

               (12) Opinion and Consent of Willkie, Farr & Gallagher is to be filed by post-effective amendment.

               (13)       (h)(1)     Transfer Agency and Service Agreement
                                     between the Registrant and Scudder Service
                                     Corporation dated October 2, 1989.
                                     (Incorporated by reference to Post-
                                     Effective Amendment No. 56 to the
                                     Registration Statement.)

                          (h)(2) Fee schedule for Exhibit (13)(h)(1). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(3) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               (h)(4) Letter Agreement between the Registrant and Cazenove, Inc. dated January 23, 1978, with respect to the pricing of securities. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(5) COMPASS and TRAK 2000 Service Agreement between the Registrant and Scudder Trust Company dated October 1, 1995. (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(7) Administrative Services Agreement between the Registrant and McGladrey & Pullen, Inc. dated September 30, 1995. (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund Accounting Corporation dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting Corporation dated April 12, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund dated May 17, 1995. (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund dated May 5, 1995. (Incorporated by reference to
                         Exhibit 9(e)(4) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996. (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective Amendment No. 49 to the Registration Statement.)

               (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Value Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (h)(16) Administrative Services Agreement between Scudder International Fund, Inc., on behalf of Scudder International Fund, and Scudder Investors Service Company. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(17) Fee schedule for Exhibit (13)(h)(16). (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(18) Agency Agreement between Scudder International Fund, Inc., and Kemper Service Company dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(19) Form of Administrative Agreement between the Registrant on behalf of Scudder International Fund, Inc. and Scudder Kemper Investments, Inc. dated October 2, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (14)           Consents of Independent Accountants are filed herewith.

          (15)           Inapplicable.

          (16)           Powers of Attorney are filed herewith.

          (17)           Form of Proxy is filed herewith.

Item 17.    Undertakings.
--------    -------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of December, 2000.

                              SCUDDER INTERNATIONAL FUND, INC.


                              By:    /s/ Linda C. Coughlin
                                     ---------------------
                              Title:   President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                        TITLE                      DATE
         ---------                        -----                      ----

/s/ Linda C. Coughlin             President and Director       December 28, 2000
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.  *              Director              December 28, 2000
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll  *               Director              December 28, 2000
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler  *                  Director              December 28, 2000
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox    *                    Director              December 28, 2000
---------------------------
Keith R. Fox

/s/ Joan E. Spero  *                     Director              December 28, 2000
---------------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*              Director              December 28, 2000
---------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel  *                    Director              December 28, 2000
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick  *                  Director              December 28, 2000
---------------------------
Steven Zaleznick

/s/ John R. Hebble            Treasurer (Principal Financial   December 28, 2000
---------------------------      and Accounting Officer)
John R. Hebble

*By: /s/ Joseph R. Fleming                                     December 28, 2000
     ----------------------
Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                 EXHIBIT INDEX

Exhibit 10(b)(13) Scudder Funds Amended and Restated Multi-Distribution System Plan

Exhibit 11         Opinion and Consent of Dechert

Exhibit 14         Consents of Independent Accountants

Exhibit 16         Powers of Attorney

Exhibit 17         Form of Proxy